Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Schedule of exchange rates
	March 31, 2021	March 31, 2020	March 31, 2019
Balance sheet items, except for equity accounts	6.5518	7.0808	6.7111
Items in the statements of operations and comprehensive income(loss), and statements of cash flows	6.7834	6.9637	6.7138

Schedule of useful life of property, plant and equipment
	Residual value rate	Useful Lives
Machinery	5%	10 years
Electric equipment	5%	3-5 years
Office equipment	5%	5 years
Vehicles	5%	4-10 years
Leasehold improvement cost	5%	3-10 years

Schedule of customer concentration risk
	For the years ended, March 31,
	2021	2020
Customer A	19.37%	20.23%
Customer B	3.82%	15.00%
Customer C (related party customer)	15.31%	4.88%
	As of March 31,
	2021	2020
Customer A	14.11%	5.49%
Customer B	3.28%	9.04%
Customer C (related party customer)	19.94%	7.04%

Schedule of supliers concentration risk
	For the years ended, March 31,
	2021	2020
Supplier A	39.80%	20.34%
Supplier B	18.64%	-
Supplier C	18.20%	-
Supplier D	16.02%	-
Supplier E	-	45.91%
Supplier F	7.33%	14.09%
	As of March 31,
	2021	2020
Supplier A	-	0.75%
Supplier B	8.67%	-
Supplier C	7.76%	-
Supplier D	7.60%	-
Supplier E	-	29.86%
Supplier F	23.50%	7.37%